FAIR VALUE MEASUREMENTS (Details) - EBP 310 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
Total assets in the DC Master Trust	$ 488,511,000	$ 442,383,000
Total Other Plan Investments	793,000	664,000
Short-term investment funds
EBP, Master Trust [Line Items]
Total Other Plan Investments	793,000	664,000
Level 1
EBP, Master Trust [Line Items]
Total Other Plan Investments	0	0
Level 1 | Short-term investment funds
EBP, Master Trust [Line Items]
Total Other Plan Investments	0	0
Level 2
EBP, Master Trust [Line Items]
Total Other Plan Investments	0	0
Level 2 | Short-term investment funds
EBP, Master Trust [Line Items]
Total Other Plan Investments	0	0
Level 3
EBP, Master Trust [Line Items]
Total Other Plan Investments	0	0
Level 3 | Short-term investment funds
EBP, Master Trust [Line Items]
Total Other Plan Investments	0	0
NAV
EBP, Master Trust [Line Items]
Total Other Plan Investments	793,000	664,000
NAV | Short-term investment funds
EBP, Master Trust [Line Items]
Total Other Plan Investments	793,000	664,000
Master Trust Balances
EBP, Master Trust [Line Items]
Total assets in the DC Master Trust	6,568,083,000	5,644,890,000
Master Trust Balances | Short-term investment funds
EBP, Master Trust [Line Items]
Total assets in the DC Master Trust	21,639,000	21,658,000
Master Trust Balances | HII common stock
EBP, Master Trust [Line Items]
Total assets in the DC Master Trust	274,356,000	181,010,000
Master Trust Balances | Collective trust funds
EBP, Master Trust [Line Items]
Total assets in the DC Master Trust	5,820,851,000	5,040,576,000
Master Trust Balances | Schwab Personal Choice Retirement Account
EBP, Master Trust [Line Items]
Total assets in the DC Master Trust	451,237,000	401,646,000
Master Trust Balances | Level 1
EBP, Master Trust [Line Items]
Total assets in the DC Master Trust	722,565,000	580,065,000
Master Trust Balances | Level 1 | Short-term investment funds
EBP, Master Trust [Line Items]
Total assets in the DC Master Trust	0	0
Master Trust Balances | Level 1 | HII common stock
EBP, Master Trust [Line Items]
Total assets in the DC Master Trust	274,356,000	181,010,000
Master Trust Balances | Level 1 | Collective trust funds
EBP, Master Trust [Line Items]
Total assets in the DC Master Trust	0	0
Master Trust Balances | Level 1 | Schwab Personal Choice Retirement Account
EBP, Master Trust [Line Items]
Total assets in the DC Master Trust	448,209,000	399,055,000
Master Trust Balances | Level 2
EBP, Master Trust [Line Items]
Total assets in the DC Master Trust	3,028,000	2,591,000
Master Trust Balances | Level 2 | Short-term investment funds
EBP, Master Trust [Line Items]
Total assets in the DC Master Trust	0	0
Master Trust Balances | Level 2 | HII common stock
EBP, Master Trust [Line Items]
Total assets in the DC Master Trust	0	0
Master Trust Balances | Level 2 | Collective trust funds
EBP, Master Trust [Line Items]
Total assets in the DC Master Trust	0	0
Master Trust Balances | Level 2 | Schwab Personal Choice Retirement Account
EBP, Master Trust [Line Items]
Total assets in the DC Master Trust	3,028,000	2,591,000
Master Trust Balances | Level 3
EBP, Master Trust [Line Items]
Total assets in the DC Master Trust	0	0
Master Trust Balances | Level 3 | Short-term investment funds
EBP, Master Trust [Line Items]
Total assets in the DC Master Trust	0	0
Master Trust Balances | Level 3 | HII common stock
EBP, Master Trust [Line Items]
Total assets in the DC Master Trust	0	0
Master Trust Balances | Level 3 | Collective trust funds
EBP, Master Trust [Line Items]
Total assets in the DC Master Trust	0	0
Master Trust Balances | Level 3 | Schwab Personal Choice Retirement Account
EBP, Master Trust [Line Items]
Total assets in the DC Master Trust	0	0
Master Trust Balances | NAV
EBP, Master Trust [Line Items]
Total assets in the DC Master Trust	5,842,490,000	5,062,234,000
Master Trust Balances | NAV | Short-term investment funds
EBP, Master Trust [Line Items]
Total assets in the DC Master Trust	21,639,000	21,658,000
Master Trust Balances | NAV | HII common stock
EBP, Master Trust [Line Items]
Total assets in the DC Master Trust	0	0
Master Trust Balances | NAV | Collective trust funds
EBP, Master Trust [Line Items]
Total assets in the DC Master Trust	5,820,851,000	5,040,576,000
Master Trust Balances | NAV | Schwab Personal Choice Retirement Account
EBP, Master Trust [Line Items]
Total assets in the DC Master Trust	$ 0	$ 0